Related Party Transactions - Key Management Personnel Compensation (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 188,105	$ 6,346	$ 152,319	$ 217,091
Post-employment compensation	5,622	190	3,335	2,249
Share-based payments	18,736	632	109,255	100,280
Key management personnel compensation	$ 212,463	$ 7,168	$ 264,909	$ 319,620